Leases (Details)	12 Months Ended
Dec. 31, 2023
Houston Office Lease [Member]
Leases (Details) [Line Items]
Equipment lease expires	March 2028
Site Lease Agreement [Member]
Leases (Details) [Line Items]
Equipment lease expires	February 2024